UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Firsthand Capital Management, Inc.
Address:  150 Almaden Boulevard, Suite 1250
          San Jose, California 95113

Form 13F File Number:  28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Landis
Title:    President
Phone:    (408) 886-7096

Signature, Place, and Date of Signing:

       /s/ Kevin Landis           San Jose, California           May 14, 2012
       ----------------           --------------------           ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           56
                                         -----------

Form 13F Information Table Value Total:  $    97,399
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Apple, Inc.                          Common Stock 037833100      12,291      20,500 SH       SOLE                 20,500
Microsoft Corp.                      Common Stock 594918104       6,128     190,000 SH       SOLE                190,000
Google, Inc.                         Common Stock 38259P508       5,451       8,500 SH       SOLE                  8,500
Baidu.com, Inc.                      Common Stock 056752108       5,102      35,000 SH       SOLE                 35,000
Intevac, Inc.                        Common Stock 461148108       4,785     562,956 SH       SOLE                562,956
VMware, Inc.                         Common Stock 928563402       4,495      40,000 SH       SOLE                 40,000
Amazon.com, Inc.                     Common Stock 023135106       4,050      20,000 SH       SOLE                 20,000
Sina Corp.                           Common Stock 011119239       3,900      60,000 SH       SOLE                 60,000
Skyworks Solutions, Inc.             Common Stock 83088M102       3,318     120,000 SH       SOLE                120,000
Equinix, Inc.                        Common Stock 29444U502       3,149      20,000 SH       SOLE                 20,000
Motorola Mobility Holdings, Inc.     Common Stock 620097105       3,139      80,000 SH       SOLE                 80,000
Yandex N. V.                         Common Stock N97284108       3,090     115,000 SH       SOLE                115,000
ARM Holdings, PLC                    Common Stock 042068106       2,970     105,000 SH       SOLE                105,000
Akamai Technologies, Inc.            Common Stock 00971T101       2,936      80,000 SH       SOLE                 80,000
NVIDIA Corp.                         Common Stock 67066G104       2,925     190,000 SH       SOLE                190,000
Yelp! Inc.                           Common Stock                 2,857     125,000 SH       SOLE                125,000
Nokia Corp. - ADR                    ADR          654902204       2,745     500,000 SH       SOLE                500,000
QUALCOMM, Inc.                       Common Stock 747525103       2,722      40,000 SH       SOLE                 40,000
VeriFone Holdings, Inc.              Common Stock 92342Y109       2,594      50,000 SH       SOLE                 50,000
Rackspace Hosting, Inc.              Common Stock 750086100       2,312      40,000 SH       SOLE                 40,000
Riverbed Technology, Inc.            Common Stock 768573107       2,246      80,000 SH       SOLE                 80,000
CIENA Corp.                          Common Stock 171779309       1,943     120,000 SH       SOLE                120,000
VimpelCom Ltd.                       Common Stock 92719A106       1,674     150,000 SH       SOLE                150,000
Intel Corp.                          Common Stock 458140100       1,125      40,000 SH       SOLE                 40,000
SanDisk Corp.                        Common Stock 80004C101         992      20,000 SH       SOLE                 20,000
Symantec Corp.                       Common Stock 871503108         935      50,000 SH       SOLE                 50,000
Cisco Systems, Inc.                  Common Stock 17275R102         846      40,000 SH       SOLE                 40,000
Corning, Inc.                        Common Stock 219350105         696      49,460 SH       SOLE                 49,460
Oracle Corp.                         Common Stock 68389X105         583      20,000 SH       SOLE                 20,000
iPath S&P 500 VIX Short-Term
  Futures ETN                        Common Stock 06740C261         503      30,000 SH       SOLE                 30,000
ASML Holding N.V.                    Common Stock N07059186         501      10,000 SH       SOLE                 10,000
LG Display Co., Ltd                  Common Stock 50186V102         471      40,000 SH       SOLE                 40,000
Gamestop Corp Jan 2013 $20 put       Put          Put               470       2,000     Put  SOLE                  2,000
MEMC Electronic Materials, Inc.      Common Stock 552715104         430     119,130 SH       SOLE                119,130
DELL Jan 2013 15 put                 Put          Put               414       4,000     Put  SOLE                  4,000
Ericsson                             Common Stock 294821608         412      40,000 SH       SOLE                 40,000
Applied Materials, Inc.              Common Stock 038222105         373      30,000 SH       SOLE                 30,000
GT Advanced Technologies, Inc.       Common Stock 36191U106         264      31,900 SH       SOLE                 31,900
ADA-ES, Inc.                         Common Stock 005208103         229       9,400 SH       SOLE                  9,400
Honeywell International, Inc.        Common Stock 438516106         219       3,580 SH       SOLE                  3,580
Power Integrations, Inc.             Common Stock 739276103         215       5,799 SH       SOLE                  5,799
Riverbed Technology Jun 2012 $26 put Put          Put               125         800     Put  SOLE                    800
Trina Solar Limited - Spon ADR       Common Stock 89628E104         104      14,600 SH       SOLE                 14,600
SunPower Corp. - Class B             Common Stock 867652406         102      15,931 SH       SOLE                 15,931
JA Solar Holdings Co Ltd.            Common Stock 466090107         101      65,000 SH       SOLE                 65,000
Echelon Corp.                        Common Stock 27874N105          86      19,500 SH       SOLE                 19,500
Yingli Green Energy Holding Company
  - ADR                              Common Stock 98584B103          72      20,000 SH       SOLE                 20,000
Power-One, Inc.                      Common Stock 73930R102          71      15,700 SH       SOLE                 15,700
Hanwha SolarOne, Ltd                 Common Stock 41135V103          65      50,400 SH       SOLE                 50,400
Metalico, Inc.                       Common Stock 591176102          49      11,500 SH       SOLE                 11,500
A123 Systems, Inc.                   Common Stock 03739T108          34      30,100 SH       SOLE                 30,100
Orion Energy Systems, Inc.           Common Stock 686275108          33      14,000 SH       SOLE                 14,000
Microsoft Corp. May 2012 $29 Call    Put          Put                26       1,500     Call SOLE                  1,500
Yahoo! Inc. Apr 2012 $18 Call        Call         Call               13       5,000     Call SOLE                  5,000
Guggenheim Solar May 2012 $23 Put    Put          Put                12         100     Put  SOLE                    100
Sina Corp. Jun 2012 $67.50 put       Put          Put                 5         600     Put  SOLE                    600